CAPITAL STOCK (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Number of Warrants Outstanding	4,824,985	4,824,985	5,428,318
Warrant One
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date	Jan. 04, 2021
Exercise Price	$ 0.135
Number of Warrants Outstanding	500,000
Warrant Two
DisclosureOfIssuedCapitalExplanatoryLineItems [Line Items]
Expiry Date	Nov. 02, 2022
Exercise Price	$ 0.12
Number of Warrants Outstanding	4,324,985